CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 23,708	$ 3,302	¥ 17,669
Accounts receivable, net	839	117	619
Due from related parties, net of bad debt allowance (note 3)	¥ 20,382	$ 2,839	¥ 28,127
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Advances to suppliers (note 5)	¥ 71,617	$ 9,975	¥ 20,022
Inventories (note 6)	13,039	1,816	2,106
Other current assets (note 7)	12,197	1,699	12,997
Total current assets	141,782	19,748	81,540
Land use rights, net (note 9)	3,258	454	1,792
Plant and equipment, net (note 10)	21,102	2,939	46,389
Long-term investment (note 11)	66,648	9,283	1,690
Acquired intangible assets, net (note 12)			2,989
Operating lease right-of-use assets, net	821	114	1,555
Other assets (note 13)	4,895	682	0
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB52,894 and RMB220,777 as of September 30, 2022 and 2023 respectively)	238,506	33,220	135,955
Current liabilities:
Borrowings (note 14)			137,660
Accounts payable	4,936	687	10,161
Due to growers	404	56	404
Due to related parties (note 3)	¥ 174,484	$ 24,302	¥ 18,629
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Advances from customers	¥ 114,806	$ 15,990	¥ 60,551
Income tax payable	773	108	773
Lease Liability - current	113	16	119
Other payables and accrued expenses (note 15)	17,945	2,501	64,568
Total current liabilities	313,461	43,660	292,865
Lease Liability - noncurrent	128	18	1,501
Other long-term liability	6,177	860	14,231
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB276,371 and RMB91,261 as of September 30, 2021 and 2022, respectively)	319,766	44,538	308,597
Commitments and contingencies (note 23)
Shareholders' equity (deficit):
Preferred stock(no par value; 1,000,000 shares authorized, none issued)
Common stock (no par value; 60,000,000 shares authorized, 6,011,127 and 6,341,630 shares issued as of September 30, 2023 and 2022; 5,990,604 and 6,321,107 shares outstanding as of September 30, 2023 and 2022 respectively)*	0	0	0
Additional paid-in capital	573,289	79,847	551,933
Accumulated deficit	(601,566)	(83,786)	(656,898)
Treasury stock at cost 20,523 and 20,523 shares as of September 30, 2023 and 2022, respectively)* (note 18)	(6,133)	(854)	(6,133)
Accumulated other comprehensive loss	(22,988)	(3,202)	(22,774)
Total Origin Agritech Limited shareholders' equity (deficit)	(57,398)	(7,995)	(133,872)
Non-controlling interests	(23,862)	(3,323)	(38,770)
Total equity (deficit)	(81,260)	(11,318)	(172,642)
Total liabilities and deficit	¥ 238,506	$ 33,220	¥ 135,955